SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment

Years
Office furniture and fixtures	4
Plant and equipment	4-8
Leasehold Improvements	10
Motor vehicles	3

Schedule of anti dilutive securities

	Years Ended
	2024	2023
Convertible notes	0	210,081,967
Series D preferred stock	176,470	176,470
	176,470	210,258,437